Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt instrument facilities
The following table summarizes the terms of such revolving credit facilities as of December 31, 2014:

(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.6	$17.5
Amount borrowed	$-	$-
Amount available for use	$399.4	$282.5
Borrowing rate: One-month London Interbank Offered Rate (“LIBOR”) plus contractual spread (1)	1.92%	1.92%
Sample LIBOR Rate	0.17%	0.17%
Contractual spread	1.75%	1.75%
Range of commitment fees on amount available for use (2)
Low	0.13%	0.13%
High	0.30%	0.30%
Agreement date	December 2010	December 2010
Maturity date	December 2017	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2014	0.42%	0.42%
Fees incurred, amount
2014	$1.7	$1.3
2013	$0.9	$0.8
2012	$1.3	$1.1

(1)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on TDS' or U.S. Cellular’s credit rating or, at TDS' or U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow the same business day, interest on borrowing is at the Base Rate plus the contractual spread.

(2)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

The following table summarizes the terms of the term loan facility as of February 25, 2015:

(Dollars in millions)
Maximum borrowing capacity	$225.0
Amount borrowed	$-
Amount available for use	$225.0
Hypothetical Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	2.67%
Sample LIBOR Rate	0.17%
Contractual spread	2.5%
Range of commitment fees on amount available for use (2)
Low	0.13%
High	0.30%
Agreement date	January 21, 2015
Maturity date (3)	January 21, 2022

(1)	Borrowings under the term loan credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the term loan facility.

(2)	The term loan credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

(3)	Principal amounts outstanding on the term loan facility will be due and payable quarterly in equal installments beginning on the last day of the fifth fiscal quarter ending after the agreement date, in an amount equal to 1.25% of the aggregate term loan facility commitment. Any amounts owing under the term loan facility not previously repaid will be due and payable on the maturity date.

Long term debt
Long Term Financing

Long-term debt as of December 31, 2014 and 2013 was as follows:

				December 31,
(Dollars in thousands)	Issuance date	Maturity date	Call date	2014	2013
TDS:
Unsecured Senior Notes
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	300,000
5.875%	November 2012	December 2061	December 2017	195,000	195,000
Purchase contract at 6.0%	October 2001	October 2021		1,097	1,097
Total Parent				837,347	837,347
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(11,278)	(11,551)
				532,722	532,449
6.95%	May 2011	May 2060	May 2016	342,000	342,000
7.25%	December 2014	December 2063	December 2019	275,000	-
Obligation on capital leases				2,143	3,749
TDS Telecom -
Rural Utilities Service (“RUS”) and other notes				699	749
Obligation on capital leases				768	779
Other -
Long-term notes, 3.7% to 4.8%		Through 2016		3,686	4,612
Obligation on capital leases				29	35
Total Subsidiaries				1,157,047	884,373
Total long-term debt				$1,994,394	$1,721,720
Long-term debt, current				$808	$1,646
Long-term debt, noncurrent				$1,993,586	$1,720,074